AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Financials – 28.6%
Banks – 16.4%
AIB Group PLC	2,634,559	$27,529,027
Bank Leumi Le-Israel BM	786,054	18,996,064
BAWAG Group AG(a)	151,258	23,573,928
KBC Group NV	194,290	26,334,920
Mitsubishi UFJ Financial Group, Inc.	1,340,900	25,495,351
NatWest Group PLC	2,846,100	23,685,645
Nordea Bank Abp	1,315,035	25,578,951
Oversea-Chinese Banking Corp., Ltd.	1,745,080	29,566,402
Royal Bank of Canada	71,237	11,912,617
Sumitomo Mitsui Financial Group, Inc.	676,200	25,973,876
Toronto-Dominion Bank (The)	223,617	21,787,020
UniCredit SpA	296,647	25,361,689

		285,795,490

Capital Markets – 4.3%
Euronext NV(a)	192,717	31,855,742
IG Group Holdings PLC	1,229,059	21,497,821
London Stock Exchange Group PLC	60,195	7,170,320
Singapore Exchange Ltd.	1,023,800	14,731,518

		75,255,401

Insurance – 7.9%
AIA Group Ltd. - Class H	1,704,600	18,915,424
AXA SA	573,484	28,073,093
Beazley PLC	500,125	8,519,215
Medibank Pvt. Ltd.	4,621,719	14,426,270
NN Group NV	355,488	29,086,927
Phoenix Financial Ltd.	200,286	10,220,792
Tryg A/S	1,119,914	27,714,686

		136,956,407

		498,007,298

Industrials – 19.0%
Aerospace & Defense – 4.0%
BAE Systems PLC	1,407,823	39,974,807
Safran SA	74,559	29,930,823

		69,905,630

Construction & Engineering – 2.3%
Stantec, Inc.	232,397	21,521,238
Vinci SA	114,797	19,077,375

		40,598,613

Electrical Equipment – 5.3%
ABB Ltd. (REG)	284,738	26,591,097
Prysmian SpA	224,105	27,121,586
Schneider Electric SE	117,371	38,345,078

		92,057,761

Industrial Conglomerates – 0.6%
Hitachi Ltd.	294,500	9,857,851

Company	Shares	U.S. $ Value

Machinery – 1.2%
Weir Group PLC (The)	458,125	$21,692,907

Passenger Airlines – 1.0%
Ryanair Holdings PLC	538,479	17,433,151

Professional Services – 2.7%
Persol Holdings Co., Ltd.	9,730,432	15,568,691
RELX PLC	662,498	23,015,557
Wolters Kluwer NV	93,760	7,538,838

		46,123,086

Trading Companies & Distributors – 1.9%
BOC Aviation Ltd. - Class H(a)	1,994,100	22,204,395
Bunzl PLC	363,880	10,733,447

		32,937,842

		330,606,841

Consumer Discretionary – 11.4%
Automobiles – 0.6%
Honda Motor Co., Ltd.(b)	1,066,000	10,818,748

Broadline Retail – 1.0%
Canadian Tire Corp., Ltd. - Class A(b)	126,730	17,778,532

Diversified Consumer Services – 1.1%
Pearson PLC	1,395,612	18,009,010

Hotels, Restaurants & Leisure – 3.9%
Amadeus IT Group SA	216,999	13,512,556
Aristocrat Leisure Ltd.	533,820	18,290,926
Compass Group PLC	698,240	21,384,685
Lottomatica Group SpA	612,738	14,859,867

		68,048,034

Household Durables – 3.2%
Open House Group Co., Ltd.	426,600	31,614,168
Sony Group Corp.	1,053,600	24,584,563

		56,198,731

Specialty Retail – 1.6%
Industria de Diseno Textil SA	411,120	27,580,968

		198,434,023

Consumer Staples – 9.8%
Consumer Staples Distribution & Retail – 2.6%
Koninklijke Ahold Delhaize NV	236,506	11,663,968
Tesco PLC	5,274,330	34,079,677

		45,743,645

Food Products – 4.1%
Danone SA	217,418	18,647,087
Glanbia PLC	663,604	13,711,555
Kerry Group PLC - Class A	146,516	13,026,259
Salmar ASA	98,633	5,899,276
Toyo Suisan Kaisha Ltd.	251,100	19,774,376

		71,058,553

Company	Shares	U.S. $ Value

Household Products – 0.9%
Reckitt Benckiser Group PLC	178,282	$15,608,684

Tobacco – 2.2%
British American Tobacco PLC	398,237	24,842,998
Philip Morris International, Inc.	73,529	13,737,423

		38,580,421

		170,991,303

Health Care – 9.4%
Health Care Providers & Services – 1.0%
Fresenius SE & Co. KGaA	167,039	10,038,650
Galenica AG(a) (c)	64,458	8,054,631

		18,093,281

Pharmaceuticals – 8.4%
AstraZeneca PLC	173,678	36,290,765
Chugai Pharmaceutical Co., Ltd.	264,100	17,685,608
Haleon PLC	2,501,502	13,644,269
Novartis AG (REG)	177,220	30,072,440
Novo Nordisk A/S - Class B	91,177	3,427,783
Roche Holding AG	63,532	30,318,242
Takeda Pharmaceutical Co., Ltd.	397,000	14,796,752

		146,235,859

		164,329,140

Information Technology – 8.0%
IT Services – 1.8%
BIPROGY, Inc.	337,100	10,249,567
Nomura Research Institute Ltd.	245,800	6,875,315
Obic Co., Ltd.(b)	544,711	14,653,555

		31,778,437

Semiconductors & Semiconductor Equipment – 4.1%
ASML Holding NV	19,856	28,915,811
Taiwan Semiconductor Manufacturing Co., Ltd.	655,000	41,867,450

		70,783,261

Software – 2.1%
Nice Ltd.(c)	81,854	9,267,919
SAP SE	133,779	27,003,628

		36,271,547

		138,833,245

Communication Services – 3.5%
Diversified Telecommunication Services – 1.9%
HKT Trust & HKT Ltd. - Class H	9,809,000	15,474,398
Koninklijke KPN NV	3,200,807	18,143,909

		33,618,307

Interactive Media & Services – 0.4%
Autotrader Group PLC	997,318	6,609,017

Company	Shares	U.S. $ Value

Media – 1.2%
Informa PLC	1,869,156	$21,063,843

		61,291,167

Utilities – 3.4%
Electric Utilities – 1.7%
Enel SpA	2,470,887	29,739,741

Multi-Utilities – 1.7%
National Grid PLC	1,591,623	29,765,401

		59,505,142

Energy – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
ENEOS Holdings, Inc.	1,179,600	11,242,561
Shell PLC	544,543	22,501,414
TotalEnergies SE	212,410	16,873,322

		50,617,297

Real Estate – 1.7%
Real Estate Management & Development – 1.7%
Mitsui Fudosan Co., Ltd.	2,170,000	29,278,495

Materials – 0.8%
Metals & Mining – 0.8%
Rio Tinto Ltd.(b)	120,030	14,313,308

Total Common Stocks (cost $1,306,113,121)		1,716,207,259

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(c) (d) (e) (cost $0)	9,807	0

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(f) (g) (h) (cost $16,556,871)	16,556,871	16,556,871

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $1,322,669,992)		1,732,764,130

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(f) (g) (h) (cost $10,751,360)	10,751,360	10,751,360

Total Investments – 100.0% (cost $1,333,421,352)(i)		1,743,515,490
Other assets less liabilities – 0.0%		(798,539)

Net Assets – 100.0%		$1,742,716,951

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	ILS	12,079	USD	3,912	03/12/2026	$58,874
Bank of America NA	USD	136,819	JPY	21,480,912	04/10/2026	1,219,417
Bank of America NA	USD	5,276	JPY	814,022	04/10/2026	(44,656)
Bank of America NA	EUR	3,408	USD	4,032	04/16/2026	(16)
Bank of America NA	USD	5,946	EUR	5,018	04/16/2026	(8,974)
Bank of America NA	NOK	26,841	USD	2,809	04/23/2026	(11,398)
Bank of America NA	TWD	977,690	USD	30,967	04/24/2026	(251,863)
Bank of New York (The)	USD	10,446	CAD	14,241	04/17/2026	16,309
Bank of New York (The)	SGD	51,848	USD	41,073	04/24/2026	(68,928)
Deutsche Bank AG	ILS	5,353	USD	1,734	03/12/2026	26,700
Morgan Stanley Bank NA	ILS	50,106	USD	15,645	03/12/2026	(336,910)
Morgan Stanley Bank NA	JPY	2,789,604	USD	18,139	04/10/2026	212,723
Morgan Stanley Bank NA	JPY	712,231	USD	4,564	04/10/2026	(12,844)
Morgan Stanley Bank NA	USD	14,619	JPY	2,278,411	04/10/2026	22,263
Morgan Stanley Bank NA	USD	25,932	JPY	3,988,434	04/10/2026	(302,205)
Morgan Stanley Bank NA	EUR	12,589	USD	14,971	04/16/2026	75,198
Morgan Stanley Bank NA	USD	4,960	CHF	3,823	04/16/2026	34,406
Morgan Stanley Bank NA	USD	66,077	CHF	50,205	04/16/2026	(483,768)
Morgan Stanley Bank NA	USD	4,870	EUR	4,126	04/16/2026	11,931
Morgan Stanley Bank NA	USD	41,496	EUR	34,599	04/16/2026	(558,675)
Morgan Stanley Bank NA	USD	5,303	AUD	7,476	04/22/2026	23,712
Morgan Stanley Bank NA	USD	7,271	NOK	69,097	04/23/2026	(9,822)
Morgan Stanley Bank NA	USD	4,166	SEK	37,654	04/23/2026	18,977
Morgan Stanley Bank NA	TWD	150,386	USD	4,773	04/24/2026	(28,687)
NatWest Markets PLC	JPY	3,494,160	USD	22,700	04/10/2026	246,588
NatWest Markets PLC	CHF	3,723	USD	4,866	04/16/2026	2,077
NatWest Markets PLC	EUR	6,762	USD	8,041	04/16/2026	40,532
NatWest Markets PLC	USD	4,775	EUR	3,978	04/16/2026	(68,152)
NatWest Markets PLC	CAD	6,487	USD	4,750	04/17/2026	(15,972)
Standard Chartered Bank	JPY	749,528	USD	4,838	04/10/2026	21,477
Standard Chartered Bank	GBP	110,855	USD	149,807	04/24/2026	743,360
State Street Bank & Trust Co.	JPY	542,089	USD	3,543	04/10/2026	59,038
State Street Bank & Trust Co.	EUR	4,395	USD	5,234	04/16/2026	34,538
State Street Bank & Trust Co.	USD	4,505	CHF	3,455	04/16/2026	9,032
State Street Bank & Trust Co.	CAD	107,731	USD	79,159	04/17/2026	16,205
State Street Bank & Trust Co.	USD	3,899	CAD	5,296	04/17/2026	(8,139)
State Street Bank & Trust Co.	USD	68,895	AUD	99,311	04/22/2026	1,863,067
State Street Bank & Trust Co.	USD	26,954	SEK	239,808	04/23/2026	(303,802)

						$2,241,613

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $85,688,696 or 4.9% of net assets.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $432,042,682 and gross unrealized depreciation of investments was $(19,706,931), resulting in net unrealized appreciation of $412,335,751.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN*

February 28, 2026 (unaudited)

22.3%	United Kingdom
15.5%	Japan
7.3%	Netherlands
6.6%	Italy
6.5%	France
5.5%	United States
4.2%	Canada
3.8%	Switzerland
3.1%	Ireland
2.7%	Australia
2.6%	Singapore
2.4%	Taiwan
2.4%	Spain
14.1%	Other
1.0%	Short-Term Investments

100.0%

*

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.2% or less in the following: Austria, Belgium, China, Denmark, Finland, Germany, Hong Kong, Israel and Norway.

AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$1,716,207,259	$—	$—		$1,716,207,259
Warrants	—	—	0	(b)	—
Short-Term Investments	16,556,871	—	—		16,556,871
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,751,360	—	—		10,751,360

Total Investments in Securities	1,743,515,490	—	0	(b)	1,743,515,490
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	4,756,424	—		4,756,424
Liabilities:
Forward Currency Exchange Contracts	—	(2,514,811)	—		(2,514,811)

Total	$1,743,515,490	$2,241,613	$0	(b)	$1,745,757,103

(a)	See Portfolio of Investments for sector classifications.

(b)	The Fund held securities with zero market value at period end.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$9,760	$89,071	$82,274	$16,557	$99
AB Government Money Market Portfolio*	0	42,997	32,246	10,751	34
Total	$9,760	$132,068	$114,520	$27,308	$133

*	Investments of cash collateral for securities lending transactions.